SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Sep. 30, 2024
Accounting Policies [Abstract]
SCHEDULES OF CONCENTRATION OF RISK BY RISK FACTOR

Concentration of major customers and suppliers:

	For the year ended September 30,
	2022		2023		2024
	US$	%	US$	%	US$	%
Major customers representing more than 10% of the Company’s revenues
Customer A	$3,935,712	16.4%	$2,631,405	14.2%	$2,081,273	12.6%
Customer B	3,766,619	15.7%	3,362,796	18.1%	2,991,256	18.1%
Customer C	4,640,927	19.3%	4,065,106	21.9%	2,647,457	16.0%
Total Revenues	$12,343,258	51.4%	$10,059,307	54.2%	$7,719,986	46.7%

	As of September 30,
	2023		2024
	US$	%	US$	%
Major customers of the Company’s accounts receivable, net
Company A	$459,954	31.3%	$38,884	2.3%
Company B	-	0.0%	134,812	8.0%
Company C	437,898	29.8%	219,836	13.0%
Total	$897,852	61.1%	$393,532	23.3%

	For the year ended September 30,
	2022		2023		2024
	US$	%	US$	%	US$	%
Major suppliers representing more than 10% of the Company’s cost of revenue
Supplier A	$2,954,629	13.1%	$2,233,892	13.4%	$1,176,108	8.3%
Supplier B	3,332,291	14.7%	1,279,227	7.7%	1,286,457	9.1%
Supplier C	3,297,225	14.6%	1,815,015	10.9%	760,007	5.4%
Panaicia Pty Ltd (note)	5,922,908	26.2%	5,526,462	33.1%	6,462,561	45.8%
Supplier D	534,804	2.4%	3,852,869	23.1%	1,543,703	10.9%
Total Cost of Revenue	$16,041,857	71.0%	$14,707,465	88.2%	$11,228,836	79.5%

	As of September 30,
	2023		2024
	US$	%	US$	%
Major suppliers of the Company’s accounts payables, net
Supplier A	$54,188	2.1%	$78,224	3.4%
Supplier B	51,156	2.0%	115,869	5.1%
Supplier C	108,743	4.2%	-	0.0%
Panaicia Pty Ltd (note)	-	0.0%	1,563,137	68.7%
Supplier D	2,301,224	88.5%	284,872	12.5%
Total	$2,515,311	96.8%	$2,042,102	89.7%

SCHEDULE OF FOREIGN CURRENCY TRANSLATION
	For the year ended September 30,
	2022	2023	2024
Year end HKD: US$ exchange rate	7.8000	7.8000	7.8000
Year average HKD: US$ exchange rate	7.8000	7.8000	7.8000

SCHEDULE OF FOREIGN EXCHANGE GAIN OR LOSSES

The following table presents the potential effects on net foreign exchange gains or losses of a hypothetical change of +/- 5% in the exchange rate:

For the year ended September 30, 2023			For the year ended September 30, 2024
Net Foreign exchange gains (US$)	Impact on net foreign exchange gains/(losses) +5% (US$)	Impact on net foreign exchange gains/(losses) -5% (US$)	Net Foreign exchange gains (US$)	Impact on net foreign exchange gains/(losses) +5% (US$)	Impact on net foreign exchange gains/(losses) -5% (US$)
118,508	(5,925)	5,925	156,937	(7,847)	7,847

SCHEDULE OF ESTIMATED USEFUL LIVES

Depreciation is provided over their estimated useful lives with an estimated residual value of the assets, using the straight-line method. Estimated useful lives are as follows:

Fixtures, furniture, equipment	5 years
Leasehold improvements	Over the lease term

SCHEDULE OF DISAGGREGATED BY MAJOR SERVICE

A summary of the Company’s gross revenues disaggregated by major service lines and timing of revenue recognition for the years ended September 30, 2022, 2023 and 2024, respectively, are as follow:

	Year ended September 30,
	2022	2023	2024
Integrated cross-border logistics services	$19,444,182	$16,872,539	$15,116,783
Air freight forwarding services	4,577,014	1,713,989	1,423,396
Total	$24,021,196	$18,586,528	$16,540,179